Cash at Banks (Details) - Schedule of term deposits - Term Deposits [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of term deposits [Abstract]
Deposits with original maturities over three months and less than one year	$ 265,691	$ 136,278
Deposits with original maturities over one year	31,335	43,688
Total term deposits	$ 297,026	$ 179,966